SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Policies)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Earnings Per Share, Policy

Basic earnings per common share (EPS) is calculated by dividing earnings attributable to common stock by the weighted-average number of common shares outstanding for the year. Diluted EPS includes the potential dilution of common stock equivalent shares that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.